Exhibit 99.8 Schedule 4

Loan Number	QC Date	Property State	Original Loan Amount	New Unique Defect ID	Finding Category	Finding Sub-Category	Finding Status	Initial Grade	Final Grade	Finding Description	Finding Comment	Lender Response
110723	03/18/2021	Pennsylvania	$XXX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	8/17/22 - received full appraisal for XXX XXXX St at $XXX dated 11/XX/2020

6/07/21 - received Appraisal for XXX XXXX St at $XXX

5/26/21 - received the appraisal for property at XXX XXXX St, XXXX PA.  Still missing the appraisal for property, XXX XXXX XXXXXX PA XXXXX

Missing Appraisal for XXX XXXX XXXXXX PA XXXXX. Used $XXX value from CDA to calculate LTV.
110748	05/03/2021	Pennsylvania	$XXX,000	xx	Credit	Guidelines	Waived	C	B	* Does not meet guidelines w/r/t FICO, Purpose, LTV (Lvl W)	Pre-approved guideline exception based on borrower property management experience > 2 years. The lowest mid score for the guarantor is 671. Per guidelines, the minimum qualifying score is 680.
110734	03/18/2021	GA	$X,XXX,000	xx	Valuation	Doc Issue	Waived	D	B	* CDA Missing (Lvl 3)	11/29/21 - Waived, received lender updated guidelines where single appraisal required for properties <= 1,000,000 as part of multi-property loan

No CDA was present, CDA for XXX XXXX Road is missing, CDA with incorrect address of XXX XXXX Road is in image file.
110758	03/18/2021	Texas	$X,XXX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	11/29/21 - received CDAs for both subject properties totaling $XXX Missing CDA's for the following properties: XXX XXXX Avenue XXX XXXX Lane
110758	03/18/2021	Texas	$X,XXX,000	xx	Credit	Insurance	Waived	C	B	* Hazard Insurance Coverage is Insufficient (Lvl W)	8/15/22 - received client response: "8/12/22 - Please waive with comp factors 730 credit score, 68 LTV and a reported DSCR of 2.4. Client will accept this, Please change status to Acknowledged." TPR: Client-waived guideline exception based on 730 FICO, 68% LTV.

1/06/22 - received EOI with LOR as originally stated: XXX XXXXX Road has $4,800, however $8,970 is required;  XXX XXXXX Street has $4,950, however $5,400 is required ;  XXX XXXXX St. has $5,370, however $5,550 is required.

Insufficient Loss of Rents Coverage for the following properties:
XXX XXXXX Road has $4,800, needs $8,970
XXX XXXXX Street has $4,950, needs $5,400
XXX XXXXX St. has $5,370, needs $5,550
110758	2003258	TX	$X,XXX,000	xx	Valuation	Doc Issue	Resolved	D	A	* CDA Missing (Lvl 3)	11/29/21 - received CDAs for both subject properties totaling $XXX Missing CDA's for the following properties: XXX XXXX Avenue XXX XXXX Lane
110758	2003258	NC	$X,XXX,000	xx	Valuation	Doc Issue	Resolved	D	A	* CDA Missing (Lvl 3)	11/29/21 - received CDAs for both subject properties totaling $XXX Missing CDA's for the following properties: XXX XXXX Avenue XXX XXXX Lane
110719	04/05/2021	Wisconsin	$XXX,000	xx	Credit	Credit	Resolved	D	A	* Fraud Report not in file (Lvl R)	5/04/21 - received Comprehensive Automated Fraud Report Missing a Comprehensive Automated Fraud Report with any/all alerts addressed, as required by UW Guidelines.
110719	04/05/2021	Wisconsin	$XXX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Missing flood cert (Lvl R)	Update: 5/04/2021 - received Flood Map Report in place of Flood Cert for all 7 properties.

No Flood Certs were provided for all 7 properties in the image file, however the Flood Map Reports and Appraisals indicates the subjects are not in a flood zone
110759	05/26/2021	Georgia	$XXX,000	xx	Credit	Credit	Resolved	D	A	* Articles of Organization (LLC) Doc is Missing (Lvl R)	7/19/21 - received entity Art of Org.

No Articles of Organization was provided in the image file. Per Guidelines, if the property is titled in a limited liability company (LLC) the applicant must provide an Articles of Organization (LLC).
110759	05/26/2021	Georgia	$XXX,000	xx	Credit	Credit	Resolved	D	A	* Fraud Report not in file (Lvl R)	7/19/21 - received complete background report Missing a Comprehensive Automated Fraud Report with any/all alerts addressed, as required by UW Guidelines.
110747	07/13/2021	Maryland	$XXX,000	xx	Credit	Doc Issue	Resolved	D	A	* Rent Loss Insurance Document is Missing (Lvl R)	1/06/22 - received email from insurer and policy detail that states LOR equal to 12 months actual rents. The hazard policy provided does not include Fair Rental Loss coverage.
110717	05/25/2021	Florida	$XX,000	xx	Credit	Doc Issue	Waived	D	B	* Application Missing (Lvl 3)	11/03/21 - received client response: "The data submitted by Client and the seller (Lender Lending) is all that is available to support the Loan Application. There is no additional information to provide because the response will not change from the seller. Client agrees to waive this exception "as is" based on the comp factors provided, 758 credit score and LTV 59%. Please remove this exception from reporting as there is nothing left to provide." TPR: Comp factors may not be used for missing material documents.

No executed Application for the guarantor(s) was provided in the image file.
110717	05/25/2021	Florida	$XX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Appraisal not dated (Lvl R)	6/23/21 - received uploaded Appraisal No full Appraisal Report was provided in the image file.
110717	05/25/2021	Florida	$XX,000	xx	Valuation	Doc Issue	Resolved	D	A	* CDA Doc is Missing (Lvl R)	6/23/21 - received uploaded online CDA No CDA was provided in the image file, as required by guidelines.
110717	05/25/2021	Florida	$XX,000	xx	Credit	Credit	Waived	D	B	* Lease Agreement not in file (Lvl 3)	UPDATE: Missing the executed Lease Agreement/ Term Sheet.

6/23/21 - received uploaded online Appraisal with Market rent addendum. No executed Lease Agreement was provided, the appraisal indicates the subject is tenant occupied and per guidlines the lower of Actual stated rent versus Market Rent was used for the DSCR and Property-level DTI calculation. Blackstone agrees to waive this exception "as is" based on the comp factors provided, 758 credit score and LTV 59%

No executed Lease Agreement was provided, missing the appraisal, unable to determine occupancy, actual or market rent to calculate the DSCR ratio.
110717	05/25/2021	Florida	$XX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Missing Appraisal (Lvl R)	6/23/21 - received uploaded online Appraisal No full Appraisal Report was provided in the image file.
110717	05/25/2021	Florida	$XX,000	xx	Valuation	Doc Issue	Resolved	D	A	* Missing flood cert (Lvl R)	6/23/21 - received uploaded online Flood Cert. No Flood Cert or Flood Map provided, missing appraisal.